Taxation - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 12, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation [Line Items]
Effective tax rate		(153.30%)	(58.00%)	198.40%
Unrecognized tax benefits		$ 2,949	$ 4,957	$ 8,035	$ 16,769
Unrecognized tax benefits, interest on income taxes accrued		1,401	1,495	2,630
Unrecognized tax benefits, income tax penalties accrued		246	246	134
Amount of taxable temporary differences		796,144	693,001	725,029
Total taxable temporary difference		96,950	66,772	55,059
Unrecognized deferred income tax liability, temporary difference amount		4,471	4,514	3,706
Deferred Tax Liability Recognized Temporary Difference Amount		4,850	3,339	2,812
Deferred tax assets		14,176	91,304
Deferred tax assets		14,176	91,304
Net deferred tax assets		104,494	229,308
Deferred tax assets		90,318	138,004
Gross deferred tax liability		182,790	229,574
Deferred tax liabilities		92,472	91,570
Net operating loss carry forwards		529,375	501,001	$ 529,742
Deferred tax assets, valuation allowance		223,868	103,337
Taxable Entities
Taxation [Line Items]
Net deferred tax assets		90,318	138,004
Maximum [Member] | Taxable Entities
Taxation [Line Items]
Net deferred tax assets		104,494	$ 229,308
Expire between December 31, 2025 and December 31, 2051 [Member]
Taxation [Line Items]
Net operating loss carry forwards		135,689
No Expiration Date
Taxation [Line Items]
Net operating loss carry forwards		393,686
United Kingdom [Member]
Taxation [Line Items]
Deferred tax assets		37,577
United States [Member]
Taxation [Line Items]
Deferred tax assets		95,519
Canada [Member]
Taxation [Line Items]
Deferred tax assets, valuation allowance		$ 12,565
European Union [Member]
Taxation [Line Items]
Global minimum tax	15.00%